DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Distributions to stapled unitholders
Distributions payable			$ 13,081	$ 24,357	$ 13,081	$ 24,357
Monthly distributions paid and payable in cash					136,897	125,131
Distributions paid					139,481	$ 138,861
Special distribution payable in cash and stapled units per stapled units						$ 1.20
Normal Course Issuer Bid
Distributions to stapled unitholders
Increase Decrease In Contributed Surplus					41,100
Distributions
Distributions to stapled unitholders
Distributions payable	$ 13,100	$ 13,100		10,600		$ 10,600
Distributions declared per stapled unit	$ 24.2	$ 24.2	$ 24.2
Special distribution
Distributions to stapled unitholders
Distributions declared per stapled unit						$ 0.90
Distributions paid						$ 41,128
Stapled Unitholders' Equity
Distributions to stapled unitholders
Monthly distributions paid and payable in cash					$ 139,331	$ 125,131
Distributions declared per stapled unit					$ 2.81	$ 2.73
Distributions paid					$ 139,331	$ 138,841
Stapled Unitholders' Equity | Special distribution
Distributions to stapled unitholders
Distributions payable				$ 13,710		$ 13,710
Distributions declared per stapled unit				$ 30.0		$ 0.30
Distributions payable				$ 13,700		$ 13,700